Trade and other receivables	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables
The Company’s trade and other receivables as at March 31, 2026 and December 31, 2025 include the following:

	2026	2025
	$	$
Trade receivables	42,198	45,467
Accrued revenues	5,366	5,118
Tax credits receivable	4,178	4,316
Interest receivable	10	39
Other receivables	329	269
	52,081	55,209

Included in trade receivables is a provision for expected credit losses of $984 as at March 31, 2026 and $1,022 as at December 31, 2025.